INCOME TAXES - Effective Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Theoretical income tax (expense) benefit at French statutory tax rate	€ 5,133	€ 524	€ (237)
Income of foreign subsidiaries taxed at different tax rates	(546)	(174)	(95)
Effect of net operating loss carry-forwards and valuation allowances	(4,439)	(643)	626
Permanent differences	(263)	(99)	(258)
Effect of cancellation of intra-group positions	(476)	(366)	(130)
French business tax included in income tax (CVAE)	(74)	(99)	(85)
Other	20	20	(15)
Effective income tax (expense) benefit	€ (644)	€ (837)	€ (193)